Summary of significant accounting policies - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Accounting Policies and General Information [Line Items]
Allowance for doubtful accounts		$ 1,764,000	$ 9,329,000	$ 7,604,000		$ 7,709,000
Impairment of long-term investments			794,000	19,831,000
Cash flow projection period		5 years
Discount rate		18.20%
Terminal Growth Rate to extrapolate the cash flows beyond five-year period		2.00%
Goodwill impairment losses		$ 0	0	0
External advertising and market promotion expenses from continuing operations		$ 15,052,000	11,026,000	20,974,000
Value added tax on revenues	16.00%	13.00%
Value added tax on sub-licensing revenues		6.00%
Employee benefit costs		$ 12,411,000	$ 7,949,000	$ 12,337,000
Statutory general reserve rate		10.00%
Statutory general reserve rate of registered capital		50.00%
Dividends declared		$ 0	$ 0	$ 0
Right-of-use assets		$ 27,000	$ 1,954,000	$ 8,747,000
Lease liabilities		25,000	1,988,000
Shenzhen Mojingou Information Service Co., Ltd [Member]
Accounting Policies and General Information [Line Items]
Income (Loss) from Equity Method Investments		0	0	0
Long-term Investments [Member]
Accounting Policies and General Information [Line Items]
Impairment of long-term investments		0	794,000	19,831,000
Income (Loss) from Equity and Cost Method Investments		$ 42,000	$ 214,000	$ 579,000
Minimum
Accounting Policies and General Information [Line Items]
Term of time-based subscriptions		1 month
Maximum [Member]
Accounting Policies and General Information [Line Items]
Term of time-based subscriptions		12 months
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | China [Member] | Minimum
Accounting Policies and General Information [Line Items]
Percent of revenue		95.00%	95.00%	95.00%
Accounting Standards Update 2016-02 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Adjustment
Accounting Policies and General Information [Line Items]
Right-of-use assets					$ 11,800,000
Lease liabilities					$ 11,400,000
Land use rights
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period		30 years